Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	8,500
Options, Granted	2,800
Options, Exercised	(500)
Options, Forfeited	(100)
Options, Outstanding at December 31, 2019	10,700
Options, Exercisable at December 31, 2019	5,900
Weighted average exercise price, Outstanding at beginning of year	$ 95.26
Weighted average exercise price, Granted	114.73
Weighted average exercise price, Exercised	74.74
Weighted average exercise price, Forfeited	90.11
Weighted average exercise price, Outstanding at December 31, 2019	101.57
Weighted average exercise price, Exercisable at December 31, 2019	$ 94.75
Aggregate intrinsic value, Outstanding	$ 122.4	$ 101.2
Aggregate intrinsic value, Exercisable as of December 31, 2019	$ 103.0